Fees Summary	Dec. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 702,000
Previously Paid Amount	0.00
Total Fee Amount	107.48
Total Offset Amount	0.00
Net Fee	107.48
Narrative - Max Aggregate Offering Price	$ 702,000
Final Prospectus	true